Capital Management and Risk Policies - Summary of Retail Portfolios (Detail)	12 Months Ended
Dec. 31, 2018
Retail Portfolio [member] | Greater than 6% [member]
Disclosure of Credit Quality of Debt Securities [line items]
Extra conditions to be considered stage 2	-Cure -Between 30 and 90 past due days
Retail Portfolio [member] | Less than 6% [member]
Disclosure of Credit Quality of Debt Securities [line items]
Extra conditions to be considered stage 2	-It does not apply to defaulted clients
Retail Like Portfolio [member] | A, AA, AA+, B, BB, BBB [member]
Disclosure of Credit Quality of Debt Securities [line items]
Extra conditions to be considered stage 2	-Cure -Between 30 and 90 past due days
Retail Like Portfolio [member] | C, CC, CCC [member]
Disclosure of Credit Quality of Debt Securities [line items]
Extra conditions to be considered stage 2	-It does not apply to defaulted clients
Wholesale Portfolio [member] | A, AA, AA+, B, BB, BBB [member]
Disclosure of Credit Quality of Debt Securities [line items]
Extra conditions to be considered stage 2	- B.C.R.A. situation B1
Wholesale Portfolio [member] | C, CC, CCC [member]
Disclosure of Credit Quality of Debt Securities [line items]
Extra conditions to be considered stage 2	-It does not apply to defaulted clients